Warrants and Options (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 30, 2024	Jul. 10, 2023	Jan. 19, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2026	Aug. 21, 2025	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share							$ 2.79
Warrants, Expenses						$ 2,732,329	$ 39,444
Unamortized value, original warrants						439,028
Purchase of intangible asset, shares		5,000,000
Purchase of intangible asset				$ 2,468,500		$ 2,468,500	$ 2,468,500
Option outstanding				500,000		10,675,000	550,000
Exercise Price						$ 1.99	$ 0.91
Share-based payment arrangement, expense						$ 14,735,228
Fair value				205,165
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						$ 0.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value						$ 17,372,444	$ 202,638
Options outstanding						18,521,166	8,065,166			7,515,166
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding						18,521,166
Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest								250,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest									250,000
Officers Director And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Expenses					$ 6,633,848
Option outstanding					5,420,000
Share-based payment arrangement, expense					$ 5,381,938
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option outstanding						5,555,000
Vesting exercise peried						5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares						1,435,000
Number of shares, vested immediately						4,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price						$ 1.79
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option outstanding						5,120,000
Vesting exercise peried						5 years
Minimum [Member] | Officers Director And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price					$ 1.57
Minimum [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						$ 1.06
Minimum [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						1.00
Maximum [Member] | Officers Director And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price					$ 1.96
Maximum [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						2.01
Maximum [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price						$ 2.32
Seven Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Expenses					$ 2,588,196
Option outstanding					4,745,000
Share-based payment arrangement, expense					$ 10,278,150
Seven Consulting Agreements [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price					$ 2.19
Vesting exercise peried					5 years
Seven Consulting Agreements [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price					$ 2.37
Vesting exercise peried					10 years
Five Employment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option outstanding							400,000
Vesting exercise peried							5 years
Five Employment [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price							$ 0.49
Five Employment [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price							1.13
Director Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price							$ 0.46
Vesting exercise peried							3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							50,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants shares						1,656,050
Warrant price per share						$ 1.40
Unamortized value, original warrants							$ 196,730
Warrant [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share	$ 0.89
Purchase of intangible asset, shares	3,370,787
Purchase of intangible asset	$ 421,348
Share price	$ 0.125
Warrants term	5 years
Exchange Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants shares						5,332,889
Warrant price per share						$ 0.4348
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of intangible asset, shares							5,000,000
Purchase of intangible asset							$ 5,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of intangible asset, shares	3,370,787
Purchase of intangible asset	$ 3,000,000
Share price	$ 0.89
Common Warrants [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.00
Issuance of common stock warrants			$ 9,260,361
Warrant price per share			$ 0.125
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Expenses							364,960
Issuance of common stock warrants							$ 1,000,000
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share							$ 1.00
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share							$ 1.40
One Common Warrant [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable			4,315,787
Two common warrants [Member] | PIPE Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable			4,315,787